Stockholders' Deficit - Schedule of Stock Option Activity - Private Company Stock Options 2008 Plan (Detail) - Stock Options 2008 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at December 31, 2015	20,307,149	21,657,682
Shares, Canceled/forfeited	(20,307,149)	(1,350,532)
Shares, Options outstanding, Ending balance		20,307,149	21,657,682
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, Options outstanding, Beginning balance	$ 1.30	$ 1.33
Weighted-Average Exercise Price, Canceled/forfeited	$ 1.30	1.74
Weighted-Average Exercise Price, Options outstanding, Ending balance		$ 1.30	$ 1.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-average contractual life, Options outstanding	0 years	5 years 9 months	6 years 10 months 6 days
Aggregate Intrinsic Value, Options outstanding	$ 0	$ 0	$ 0